Major Customers - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer Concentration Risk [Member] | Oil and Gas Production Revenues [Member] | Shell Plc [Member]
Revenue, Major Customer [Line Items]
Entity wide revenue major customer percentage	11.00%	19.00%	24.00%